Fees Summary	Oct. 31, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	2,769.77	[1]
Total Transaction Valuation	20,056,229	[2]
Net Fee	$ 2,769.77	[1]

[1]	Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2026.
[2]	Calculated as the aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share, of Lord Abbett Private Credit Fund (“Shares”), based upon the net asset value per Share as of August 31, 2025 of $25.17. This amount is based upon the offer to purchase up to 796,830.71 Shares.